Other Assets (Tables)	6 Months Ended
Jun. 30, 2026
Other Assets [Abstract]
Schedule of Other Assets — Current

Other assets — current consisted of the following:

	As of	As of June 30,
	December 31, 2025	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Prepayments	240,257	1,182,723	913,935
Short-term deposits	11,012	24,500	18,932
Interest receivable from a third party	128,588	184,398	142,491
Other assets – current	379,857	1,391,621	1,075,358

Schedule of Other Assets — Non-Current

Other assets — non-current consisted of the following:

	As of	As of June 30,
	December 31, 2025	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Advance to suppliers	3,471	6,026	4,657
Long-term deposits	66,491	75,599	57,336
Other assets – non-current	69,962	81,625	63,075